Long-Term Debt - Movements in Interest bearing Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Borrowing costs Abstract [Abstract]
Opening balance	$ 2,013	$ 2,338
New loans and borrowings	971	618
Repayments	(301)	(882)
Other	(172)	(61)
Ending balance	$ 2,511	$ 2,013